WARRANTS (Tables)	13 Months Ended
Dec. 31, 2021
Summary Of Warrants Outstanding
	Number of warrants	Weighted average exercise prices	Grant date fair value
Balance as of December 1, 2019	-	$-	$-
Private placements	12,632,900	0.40	800,821
Broker warrants issued	420,000	0.40	26,640
Balance, November 30, 2020	13,052,900	$0.40	$827,461
Private placements	30,790,738	0.60	1,922,784
Broker warrants issued	2,823,203	0.49	204,006
Warrants exercised	(480,000)	0.40	(30,443)
Balance, December 31, 2021	46,186,841	$0.54	$2,923,808

Schedule Of Outstanding Warrants To Acquire Common Shares
Exercise price	Number of warrants	Expiry date	Weighted average remaining life in years
$0.40	11,972,900	Sunday, October 2, 2022	0.75
$0.40	600,000	Thursday, November 17, 2022	0.88
$0.60	1,357,441	Monday, February 19, 2024	2.14
$0.60	9,519,000	Monday, March 4, 2024	2.18
$0.60	21,250,000	Saturday, July 22, 2023	1.56
$0.40	1,487,500	Monday, July 22, 2024	2.56

Total	46,186,841		1.52